UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-229068-09

Central Index Key Number of the issuing entity: 0001870475

GM FINANCIAL AUTOMOBILE LEASING TRUST 2021-3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-229068

Central Index Key Number of the depositor: 0001631055

GMF LEASING LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001002761

AMERICREDIT FINANCIAL SERVICES, INC.
(Exact name of sponsor as specified in its charter)

Randal L. Willis 817-302-7000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION INCLUDED WITH THIS FORM

Item 1 – Asset Data File in accordance with Exhibit 601(b) (102) (17 CFR 229.601(b) (102)).

Item 2 – Asset Related Document in accordance with Exhibit 601(b) (103) (17 CFR 229.601(b) (103)).

Explanatory Note
This Form ABS-EE/A amends the Form ABS-EE that was filed with the Securities and Exchange Commission on August 02, 2021 with respect to GM FINANCIAL AUTOMOBILE LEASING TRUST 2021 -3 (the “August 02 Form ABS-EE”). Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the August 02 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

EXHIBIT INDEX

Exhibit 102     Asset Data File (Schedule AL)

Exhibit 103    Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

GMF LEASING LLC
(Depositor)

Dated: September 13, 2021

        By:      GMF LEASING LLC, as Depositor

        By:     /s/ Randal L. Willis
        Name:     Randal L. Willis
        Title:      Senior Vice President, Securitization &
Conduit Reporting